Document and Entity Information	Oct. 22, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001590895
Document Type	8-K/A
Document Period End Date	Oct. 22, 2021
Entity Registrant Name	Caesars Entertainment, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	(d) On October 22, 2021, Caesars Entertainment, Inc., a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to disclose the appointment of Sandra Douglass Morgan to its Board of Directors (the “Board”), effective November 7, 2021. At the time of the Original Report, the Board had not yet made a determination regarding committee assignments for Ms. Morgan. The Company is filing this amendment to the Original Report to disclose that, on December 9, 2021, the Board appointed Ms. Morgan to serve on the Nominating and Governance Committee and the Corporate Social Responsibility Committee, in each case effective on January 1, 2022 and pending all necessary regulatory approvals. Ms. Morgan will also serve on the Company’s compliance committee, which includes independent directors of the Board and non-director members. The Board has affirmatively determined that Ms. Morgan is independent as independence is defined under the listing standards of The NASDAQ Stock Market, Inc.